CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Statement Of Financial Position [Abstract]
Trade receivables allowance	$ 4.8	$ 3.4	$ 3.7